OLD WESTBURY FUNDS, INC.

 Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

(together, the “Funds”)

Supplement dated January 15, 2019 to the
Prospectus dated March 1, 2018

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated March 1, 2018.

Effective immediately, Messrs. John Hall and Jeffrey A. Rutledge will no longer serve as portfolio managers of the Old Westbury All Cap Core Fund (“All Cap Core Fund”). Messrs. John Alexander Christie and Michael Morrisroe will continue to serve as portfolio managers of the All Cap Core Fund.

In addition, effective immediately, Mr. John Hall will join Mses. Nancy Sheft and Holly MacDonald and Messrs. Edward N. Aw, and Jeffrey A. Rutledge as portfolio managers of the portion of the Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”) managed by Bessemer Investment Management LLC (the “Adviser”), the Fund’s investment adviser. Messrs. Michael Crawford and John Alexander Christie will no longer serve as portfolio managers of the portion of the Large Cap Strategies Fund managed by the Adviser.

Also, effective immediately, Mr. John Hall will no longer serve as portfolio manager of the portion of the Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”) managed by the Adviser. Mses. Nancy Sheft and Holly MacDonald and Messrs. Edward N. Aw and Michael Morrisroe will continue to serve as portfolio managers of the Small & Mid Cap Strategies Fund managed by the Adviser.

Accordingly, effective immediately:

All Cap Core Fund

  The second and third paragraphs under the section entitled “Old Westbury All Cap Core Fund – Management of the Fund – Portfolio Managers” beginning on page 4 are hereby deleted in their entirety.

  The second and fourth paragraphs under the section entitled “WHO MANAGES THE FUNDS? – All Cap Core Fund” beginning on page 45 are hereby deleted in their entirety.

Large Cap Strategies Fund

  The first and second paragraphs under the section entitled “Old Westbury Large Cap Strategies Fund – Management of the Fund – Portfolio Managers and Sub-Advisers” beginning on page 8 are hereby deleted in their entirety and replaced with the following:

Mr. John Hall, Managing Director of the Adviser, has managed the Fund since January 15, 2019.

  The third and fourth paragraphs under the section entitled “WHO MANAGES THE FUNDS? – Large Cap Strategies Fund” beginning on page 46 are hereby deleted in their entirety and replaced with the following:

Mr. John Hall, Managing Director of the Adviser, has managed the Fund since January 15, 2019. Mr. Hall joined Bessemer in 1998 and joined the Adviser in 2001. Previously, Mr. Hall served as Principal of the Adviser and as Director of Research of Mid Cap U.S. Equities for the Adviser. Prior to joining Bessemer, he was a Portfolio Accountant at Jennison Associates. Mr. Hall received a BS cum laude in Business Administration from Villanova University and MBA from the Columbia Business School at Columbia University.

Small & Mid Cap Strategies Fund

  The fourth paragraph under the section entitled “Old Westbury Small & Mid Cap Strategies Fund – Management of the Fund – Portfolio Managers and Sub-Advisers” beginning on page 17 is hereby deleted in its entirety.

  The fourth paragraph under the section entitled “WHO MANAGES THE FUNDS? – Portfolio Managers – Small & Mid Cap Strategies Fund” beginning on page 49 is hereby deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OLD WESTBURY FUNDS, INC.

 Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

(together, the “Funds”)

Supplement dated January 15, 2019 to the
Statement of Additional Information (“SAI”) dated March 1, 2018

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ SAI dated March 1, 2018.

Effective immediately, Messrs. John Hall and Jeffrey A. Rutledge will no longer serve as portfolio managers of the Old Westbury All Cap Core Fund (“All Cap Core Fund”). Messrs. John Alexander Christie and Michael Morrisroe will continue to serve as portfolio managers of the All Cap Core Fund.

In addition, effective immediately, Mr. John Hall will join Mses. Nancy Sheft and Holly MacDonald and Messrs. Edward N. Aw, and Jeffrey A. Rutledge as portfolio managers of the portion of the Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”) managed by Bessemer Investment Management LLC (the “Adviser”), the Fund’s investment adviser. Messrs. Michael Crawford and John Alexander Christie will no longer serve as portfolio managers of the portion of the Large Cap Strategies Fund managed by the Adviser.

Also, effective immediately, Mr. John Hall will no longer serve as portfolio manager of the portion of the Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”) managed by the Adviser. Mses. Nancy Sheft and Holly MacDonald and Messrs. Edward N. Aw and Michael Morrisroe will continue to serve as portfolio managers of the Small & Mid Cap Strategies Fund managed by the Adviser.

Accordingly, effective immediately:

•	All references and information with regard to Mr. Michael Crawford are hereby deleted.

  The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS – Additional Portfolio Manager Information”:

    The portion of the table under the heading “Other Accounts Managed by Portfolio Managers” for the “All Cap Core Fund—BIM” beginning on page 45 is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
BIM
John A. Christie	0	$0	4	$416,000,000	4,740	$7,738,000,000
Michael Morrisroe	0	$0	4	$416,000,000	1,922	$743,000,000

    The portion of the table under the heading “Other Accounts Managed by Portfolio Managers” for the “Large Cap Strategies Fund—BIM” beginning on page 45 is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
BIM
Edward N. Aw	0	$0	1	$94,000,000	0	$0
Jeffrey Rutledge	0	$0	4	$416,000,000	4,740	$7,738,000,000
John Hall	0	$0	4	$416,000,000	1,922	$743,000,000
Nancy Sheft	0	$0	1	$94,000,000	0	$0
Holly MacDonald	0	$0	1	$94,000,000	0	$0

    The portion of the table under the heading “Other Accounts Managed by Portfolio Managers” for the “Small & Mid Cap Strategies Fund—BIM” beginning on page 46 is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
BIM
Michael Morrisroe	0	$0	1	$33,000,000	363	$385,000,000
Nancy Sheft	0	$0	1	$33,000,000	0	$0
Holly MacDonald	0	$0	1	$33,000,000	0	$0
Edward N. Aw	0	$0	1	$33,000,000	0	$0

    The portion of the table under the heading “Other Accounts Managed by Portfolio Managers – Accounts and Assets for which an Investment Advisory Fee is based on Performance” for the “All Cap Core Fund—BIM” beginning on page 47 is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
BIM
John A. Christie	0	$0	0	$0	0	$0
Michael Morrisroe	0	$0	0	$0	0	$0

    The portion of the table under the heading “Other Accounts Managed by Portfolio Managers – Accounts and Assets for which an Investment Advisory Fee is based on Performance” for the “Large Cap Strategies Fund—BIM” beginning on page 47 is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
BIM
Edward N. Aw	0	$0	0	$0	0	$0
Jeffrey Rutledge	0	$0	0	$0	0	$0
John Hall	0	$0	0	$0	0	$0
Nancy Sheft	0	$0	0	$0	0	$0
Holly MacDonald	0	$0	0	$0	0	$0

    The portion of the table under the heading “Other Accounts Managed by Portfolio Managers – Accounts and Assets for which an Investment Advisory Fee is based on Performance” for the “Small & Mid Cap Strategies Fund—BIM” beginning on page 48 is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
BIM
Michael Morrisroe	0	$0	0	$0	0	$0
Nancy Sheft	0	$0	0	$0	0	$0
Holly MacDonald	0	$0	0	$0	0	$0
Edward N. Aw	0	$0	0	$0	0	$0

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE